Prepayment for acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Prepayment for acquisition
Schedule of prepayments for acquisition

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Prepayment for acquisition	32,000,000	—	—